SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment information
Revenues	$ 2,028,128	$ 21,536
Cost of revenues	(2,014,009)
Payroll and payroll taxes	(347,686)	(49,737)
Professional fees	(1,107,360)	(349,532)
Depreciation and amortization	(41,635)	(38,404)
Reversal of allowance for CECL - accounts receivable, net	6,609	(69)
Other general and administrative expenses	(197,560)	(239,199)
Other income	522,747	809,817
Income tax	(2,409)
Net (Loss) Income	(1,153,175)	154,412
Cayman and others
Segment information
Payroll and payroll taxes	(295,390)	(11,067)
Professional fees	(1,101,084)	(347,033)
Other general and administrative expenses	(1,404)	(172,033)
Other income	329,002	927,907
Net (Loss) Income	(1,068,876)	397,774
Hotel business | UK
Segment information
Revenues	9,382	21,536
Payroll and payroll taxes	(51,055)	(38,670)
Professional fees	(6,276)	(2,499)
Depreciation and amortization	(41,281)	(38,404)
Reversal of allowance for CECL - accounts receivable, net		(69)
Other general and administrative expenses	(195,595)	(67,166)
Other income	193,745	(118,090)
Net (Loss) Income	(91,080)	$ (243,362)
Trading business | Japan
Segment information
Revenues	2,018,746
Cost of revenues	(2,014,009)
Payroll and payroll taxes	(1,241)
Depreciation and amortization	(354)
Reversal of allowance for CECL - accounts receivable, net	6,609
Other general and administrative expenses	(561)
Income tax	(2,409)
Net (Loss) Income	$ 6,781